Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments Disclosure [Abstract]
Financial Instruments

Note I: Financial Instruments

The Company’s financial instruments include temporary cash investments, accounts receivable, notes receivable,  accounts payable, publicly-registered long-term notes, debentures and other long-term debt.

Temporary cash investments are placed primarily in money market funds, money market demand deposit accounts or offshore time deposit accounts with financial institutions. The Company’s cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.

Accounts receivable are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, accounts receivable are more heavily concentrated in certain states, namely Texas, Colorado, North Carolina, Georgia and Iowa. The estimated fair values of accounts receivable approximate their carrying amounts.

Notes receivable are primarily promissory notes with customers and are not publicly traded. Management estimates that the fair value of notes receivable approximates its carrying amount.

Accounts payable represent amounts owed to suppliers and vendors. The estimated fair value of accounts payable approximates its carrying amount due to the short-term nature of the payables.

The carrying values and fair values of the Company’s long-term debt were $3,120,481,000 and $3,012,224,000, respectively, at December 31, 2018 and $3,027,203,000 and $3,144,902,000, respectively, at December 31, 2017. The estimated fair value of the Company’s publicly-registered long-term debt was estimated based on Level 2 of the fair value hierarchy using quoted market prices. The estimated fair values of other borrowings, which primarily represent variable-rate debt, approximate their carrying amounts as the interest rates reset periodically.